Expense Example {- Fidelity Asset Manager 30%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-16 - Fidelity Asset Manager 30%	Nov. 29, 2021 USD ($)
Fidelity Advisor Asset Manager 30%: Class A
Expense Example:
1 year	$ 655
3 years	825
5 years	1,009
10 years	1,541
Fidelity Advisor Asset Manager 30%: Class M
Expense Example:
1 year	457
3 years	684
5 years	930
10 years	1,632
Fidelity Advisor Asset Manager 30%: Class C
Expense Example:
1 year	263
3 years	505
5 years	871
10 years	1,694
Fidelity Advisor Asset Manager 30%: Class I
Expense Example:
1 year	56
3 years	176
5 years	307
10 years	689
Fidelity Advisor Asset Manager 30%: Class Z
Expense Example:
1 year	51
3 years	160
5 years	280
10 years	$ 628